Vanguard Tax-Exempt Bond Index Fund Average Annual Total Returns - ETF Prospectus [Member]	12 Months Ended	13 Months Ended	23 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P National AMT-Free Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.77%			0.84%	2.28%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	3.28%	3.33%	0.80%	2.34%
ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.72%			0.79%	2.24%
ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.57%			1.19%	2.27%
ETF Shares | Based on NAV[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.72%			0.79%	2.24%
ETF Shares | Based on Market Price[Member]
Prospectus [Line Items]
Average Annual Return, Percent	3.72%			0.75%	2.21%